Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

February 12, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Deutsche Alternative Asset Allocation VIP, Deutsche Global Income Builder VIP, Deutsche International Growth VIP (formerly Deutsche Global Growth VIP) and Deutsche Multisector Income VIP (formerly Deutsche Unconstrained Income VIP) (each, a “Fund,” and collectively, the “Funds”), each a series of Deutsche Variable Series II (the “Trust”) (Reg. Nos. 33-11802; 811-05002)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 115 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”) for review and comment by the Staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2018. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect: (i) revisions to Deutsche Alternative Asset Allocation VIP’s principal investment strategy; (ii) revisions to Deutsche Global Income Builder VIP’s principal investment strategy and the addition of Class B shares; (iii) revisions to Deutsche International Growth VIP’s principal investment strategy and a name change for the Fund; and (iv) revisions to Deutsche Multisector Income VIP’s principal investment strategy and a name change for the Fund. The disclosure contained herein for Deutsche Global Income Builder VIP, Deutsche International Growth VIP and Deutsche Multisector Income VIP substantially track that of retail funds that have recently filed, for similar reasons, under Rule 485(a) under the Securities Act. The Amendment has been electronically coded to show changes from the Funds’ Prospectus(es) and Statement of Additional Information last filed with the Commission on April 26, 2017 in Post-Effective No. 113 to the Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to Caroline Pearson at (617) 295-2565 or the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.